Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018
Income Taxes [Abstract]
Net operating loss carryforward	$ 9,231,000		$ 9,231,000
Valuation allowance percentage	100.00%
Net operating loss carry forwards to reduce the asset	$ 0
Valuation allowance increased	$ 988,177	$ 940,858